Income Taxes	12 Months Ended
Apr. 30, 2023
Income Tax Disclosure [Abstract]
Income Tax
1 4 .	Income Taxes
The Company has incurred net
pre-tax
losses in Japan for all periods presented. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis using tax rates expected to be in effect during the years in which the basis differences reverse.
The benefit from income taxes differs from the amount expected by applying the statutory tax rate in Japan to the loss before income taxes as follows:

	Year ended April 30,
	2021	2022	2023
Statutory tax rate (benefit)	(34.6%)	(34.6%)	(34.6%)
Change in valuation allowance	34.4%	36.8%	37.9%
Permanent items	0.0%	(2.3%)	(3.3%)
Other	0.2%	0.1%	0.0%

Effective income tax rate	0.0%	0.0%	0.0%

The tax effects of temporary differences and loss carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	¥1,020,469	¥1,764,967	$12,979
Asset retirement obligation	7,948	11,710	86
Operating lease liability	371,091	21,400	157
Accrued expenses	19,341	8,489	62
Accounts payable	—	8,602	63
Other	69	1,369	11

Gross deferred tax assets	1,418,918	1,816,537	13,358
Less: valuation allowance	(1,047,918)	(1,796,208)	(13,208)

Total deferred tax assets	371,000	20,329	150
Deferred tax liabilities:
Operating lease right-of-use assets, net	(363,253)	(13,407)	(99)
Property and equipment	(8,578)	(7,753)	(57)

Gross deferred tax liabilities	(371,831)	(21,160)	(156)

Net deferred tax liabilities	¥(831)	¥(831)	$(6)

Due to the Company’s lack of earnings history, the deferred tax assets have been fully offset by a valuation allowance as of April 30, 2022 and 2023. The change in the valuation allowance for the years ended April 30, 2021, 2022 and 2023 are as follows:

	Year ended April, 30
	2021	2022	2023
	JPY	JPY	JPY	US$
	(in thousands)
Valuation allowance at beginning of year	¥380,888	¥639,291	¥1,047,918	$7,706
Additions	289,025	517,831	1,116,131	8,207
Deductions	(30,622)	(109,204)	(367,841)	(2,705)

Valuation allowance at end of year	¥639,291	¥1,047,918	¥1,796,208	$13,208

As of April 30, 2023, the Company had operating loss carryforwards of ¥5,102,537 thousand ($37,521 thousand), which are available as an offset against future taxable income. These carryforwards are scheduled to expire as follows:

	JPY	US$
	(in thousands)
Years ending April 30:
Between 2024 and 2027	¥95,406	$702
Between 2028 and 2031	1,721,099	12,656
2032 and thereafter	3,286,032	24,163

Total	¥5,102,537	$37,521

The Company has determined a greater than 50% likelihood that a tax benefit will be sustained; therefore, no uncertain tax benefit
has been recognized. It is not expected that there will be a significant change in uncertain tax positions in the next 12 months. Penalties and interest incurred related to income tax matters are classified as income tax expense in the Statements of Operations in the period incurred, respectively, if applicable. The Company did no
t have any penalties or interest associated with any uncertain tax benefits that have been accrued or recognized as of and for the years ended April 30, 2021, 2022 and 2023.
Income tax returns are filed in Japan. In the ordinary course of business, the Company is subject to examination by tax authorities. The years ended April 30, 2018, through 2023 remain
open to examination by tax jurisdictions in Japan. As of the date of the financial statements, there are no tax examinations in progress.